FINANCIAL INSTRUMENTS - Narrative (Details)	1 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / barrel	Jul. 31, 2013 USD ($)
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000		3,500,000	0
Treasury shares repurchased | shares	3,500,000
Cash collateral			$ 163,181,000	$ 188,289,000
Investments, ownership percentage			100.00%
Investments in affiliates			$ 312,151,000	508,805,000	$ 571,782,000
Golar Partners
Derivative [Line Items]
Purchase of limited partners units | shares	107,000
Price per share, average (USD per share) | $ / shares	$ 21.40
Share Repurchase Forward Swap
Derivative [Line Items]
Collateral required under share repurchase agreement, percentage of total purchase price			20.00%
Cash collateral			$ 0	55,600,000
Interest rate swap
Derivative [Line Items]
Cash collateral			$ 8,864,000	$ 0
Golar Partners
Derivative [Line Items]
Investments, ownership percentage			32.80%	32.00%
Investments in affiliates			$ 67,429,000	$ 214,296,000
Ownership percentage			32.80%	32.00%
Hygo
Derivative [Line Items]
Investments in affiliates			$ 200,337,000	$ 261,693,000
Ownership percentage			50.00%	50.00%
Avenir LNG Limited (“Avenir”)
Derivative [Line Items]
Investments in affiliates			$ 39,984,000	$ 28,101,000
Ownership percentage			23.10%	22.50%
Line of Credit | $1.125 billion newbuild facility | Secured Debt
Derivative [Line Items]
Cash collateral			$ 2,615,000	$ 10,975,000
Maximum borrowing capacity			1,125,000,000			$ 1,125,000,000
Oil derivative instrument
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel					60.00
Equity Swap
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000	1,500,000
Derivative, fair value, net	$ 72,700,000	$ 69,500,000
Derivative liability, fair value of collateral	59,300,000	54,700,000
Notional value	$ 55,500,000	50,900,000
Shares acquired by counterparty (in shares) | shares				1,500,000
Shares acquired by counterparty, per share price (in dollars per share) | $ / shares				$ 46.93
Price per share, average (USD per share) | $ / shares	$ 46.91
Loss on derivative			$ 5,100,000
Equity Swap | Golar Partners
Derivative [Line Items]
Derivative, fair value, net	$ 500,000
Equity Swap | Treasury Shares
Derivative [Line Items]
Notional value	$ 17,200,000	$ 18,600,000
Golar Partners
Derivative [Line Items]
Forward Contract Indexed to Issuer's Equity, Indexed Shares | shares				107,000
Forward contract to purchase shares, average price per share (in dollars per share) | $ / shares				$ 21.41